Equity (Details) - Schedule of RSUs and PSUs Activity - Restricted and Phantom Share Units [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs and PSUs, Unvested | shares	3,496,099
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 23.98
Number of RSUs and PSUs, Granted | shares	1,832,498
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 13.28
Number of RSUs and PSUs, Vested | shares	(1,485,905)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 23.52
Number of RSUs and PSUs, Forfeited | shares	(275,910)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 23.48
Number of RSUs and PSUs, Unvested | shares	3,566,782
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 18.71